Income Tax (Details) - Schedule of reconciliation of tax expense - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Tax Expense Abstract
Accounting loss before tax	¥ (890,439)	¥ (58,582)	¥ (11,592)
At China’s statutory income tax rate	(222,609)	(14,645)	(2,898)
Effect of lower tax rate (Note)	58,444	16,922	8,691
Loss attributable to a joint venture		123	2
Non-deductible expenses for tax purposes	3,260	824	1,718
Super deductions	(1,321)	(2,406)	(2,086)
Adjustments in respect of current tax of previous periods	149	(1,899)	(1,912)
Unrecognised tax losses	168,545	2,116	107
At the effective income tax rate of -1% (2021: -2%; 2020: -31%)	6,468	1,035	3,622
Income tax expense reported in profit or loss	¥ 6,468	¥ 1,035	¥ 3,622